SUBSEQUENT EVENTS - Additional Information (Details)				6 Months Ended
	Apr. 06, 2022 item USD ($) $ / shares shares	Jan. 27, 2022 USD ($) ft² a shares	Dec. 30, 2020 item shares	Dec. 31, 2022 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Mar. 29, 2019 $ / shares
Subsequent Event [Line Items]
Shares issued to purchase computer servers			23,876,308
Ordinary shares, par value | $ / shares					$ 0.001	$ 0.001	$ 0.001
Unistar [Member]
Subsequent Event [Line Items]
Shares issued to purchase computer servers			23,876,308
Percentage of outstanding ordinary shares issued			19.00%
Number of computer servers specifically designed for mining cryptocurrencies delivered | item			500
Subsequent event [Member]
Subsequent Event [Line Items]
Shares issued to purchase computer servers		4,800		800
Purchase price | $		$ 60,000,000
Lease term		3 years
Number of acres | a		4
Area Of Office Space | ft²		22,603
Subsequent event [Member] | Unistar [Member]
Subsequent Event [Line Items]
Shares issued to purchase computer servers	177,953,891,000
Number of warrants issued to purchase shares	117,805,476
Ordinary shares, par value | $ / shares	$ 0.001
Percentage of outstanding ordinary shares issued	100.00%
Subsequent event [Member] | Unistar [Member] | ANTMINER S19
Subsequent Event [Line Items]
Number of computer servers specifically designed for mining cryptocurrencies delivered | $	5,000,000
Subsequent event [Member] | Unistar [Member] | INNO A11
Subsequent Event [Line Items]
Number of computer servers specifically designed for mining cryptocurrencies delivered | item	2,000